Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 7, 2007

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.,
Washington, DC 20549

Re:   Capstone Church Bond Fund ("Registrant")
        File Nos. 333-120044; 811-21662

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Registrant, that (i) the form of Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 1, which was filed on January 29, 2007, and (ii) the text of Post-Effective Amendment No. 1 was filed electronically on January 29, 2007.

If you have questions regarding this filing, please call the undersigned at 202-261-3385.

Sincerely,

/s/ David J. Harris

David J. Harris